SUBSEQUENT EVENTS	11 Months Ended
Dec. 02, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements other than as follows:

On December 3, 2021, the Company consummated the previously announced business combinations pursuant to (1) the agreement and plan of merger, dated as of May 25, 2021, by and among P3 Health Group Holdings, and FAC Merger Sub LLC, and (2) the transaction and combination agreement, dated as of May 25, 2021, by and among Foresight and the Merger Corps, CPF P3 Blocker-A, LLC, , CPF P3 Blocker-B, LLC, , CPF P3 Splitter, LLC, , Chicago Pacific Founders Fund-A, L.P., and Chicago Pacific Founders Fund-B, L.P., , pursuant to which, among other things, P3 Health Group Holdings merged with and into Merger Sub, with Merger Sub as the surviving company, which was renamed P3 Health Group, LLC, and the Merger Corps merged with and into the Blockers, with the Blockers as the surviving entities and wholly-owned subsidiaries of the Company. Upon completion of the Business Combinations, the Company and P3 LLC were organized in an “Up-C” structure in which all of the P3 LLC operating subsidiaries are held directly or indirectly by P3 LLC, and the Company directly owned approximately 17.1% of P3 LLC and became the sole manager of P3 LLC.

Following the Closing, substantially all of the Company’s assets and operations are held and conducted by P3 LLC and its subsidiaries, and the Company’s only assets are equity interests in P3 LLC. In connection with the Closing, the Company changed its name from “Foresight Acquisition Corp.” to “P3 Health Partners Inc.”